Leases - Consolidated balance sheet, cash flow and other information related to leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
ASSETS
Operating lease right-of-use assets, net	¥ 48,115	¥ 42,293	$ 7,550
LIABILITIES
Operating lease liabilities, current	16,556	18,264	2,598
Operating lease liabilities, non-current	38,832	34,367	6,094
Total	55,388	52,631	$ 8,692
Cash paid for amounts included in the measurement of lease liabilities	26,000	38,399
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 43,855	¥ 28,444
Weighted average remaining lease term (years)	6 years 9 months 21 days	6 years 11 months 19 days	6 years 9 months 21 days
Weighted average discount rate	5.00%	5.00%	5.00%